Related Party Transactions (Details Textual) (USD $)	1 Months Ended		12 Months Ended				1 Months Ended
	Jul. 25, 2012	Jul. 26, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2012	Mar. 31, 2012 Private Placement [Member]	Jul. 25, 2012 Sponsors [Member]	Jul. 26, 2012 Sponsors [Member]	Apr. 30, 2011 Sponsors [Member]	Jul. 25, 2012 Early BirdCapial, Inc [Member]	Jul. 26, 2012 Early BirdCapial, Inc [Member]
Related Party Transaction [Line Items]
Sale Of Stock Price Per Share To Sponsors					$ 0.022
Number of Shares Held by Founder Subject to Forfeiture			187,500
Initial Shareholders Ownership Percentage			20.00%
Stock Issued During Period Shares To Sponsors					1,150,000
Stock Issued During Period Value To Sponsors				$ 25,000
Shares Outstanding			7,187,500			1,437,500
Forward Split Description					1.25-for-1
Class of Warrant Issued							4,000,000	381,818		400,000	38,182
Warrant Issued	2,200,000	210,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.5	0.5
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			7
Noninterest Expense Distribution and Servicing Fees			10,000
Unsecured Debt, Current									45,000
Proceeds from Issuance of Unsecured Debt									$ 93,265
Share Exercise Price Description During Lockup Period			if the Companys share price reaches or exceeds $9.60 for any 20 trading days within at least one 30-trading day period during the Lock-Up Period, 50% of the Founder Shares will be released from the lock-up and, if the Companys share price reaches or exceeds $12.00 for any 20 trading days within at least one 30-trading day period during such Lock Up Period, the remaining 50% of the Founder Shares shall be released from the lock-up.